COMMITMENTS AND CONTINGENCIES - Schedule of Operating Leases (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 583,301	$ 1,887,780
2016	2,145,105	2,009,821
2017	2,160,884	2,028,724
2018	2,137,230	2,005,070
2019	1,837,408	1,705,248
Thereafter	7,941,746	7,160,782
Operating Lease Obligations	$ 16,805,674	$ 16,797,426